Combined Prospectus - Combined Prospectus: 1	Apr. 08, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount of Securities Previously Registered | shares	1,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 9,755,000.00
Form Type	F-1
File Number	333-290528
Initial Effective Date	Sep. 26, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included in this registration statement, to which this exhibit is attached, is a combined prospectus relating to this registration Statement and the Initial Registration Statement, which became effective on November 9, 2025.

The Initial Registration Statement related to an aggregate of 1,215,299 Class A ordinary shares, of which 51,862 shares remain unsold under the Initial Registration Statement. This Registration Statement combines the remaining 51,962 Class A ordinary shares from the Initial Registration Statements with an additional 10,112,440 Class A ordinary shares to enable an aggregate of 10,164,302 Class A ordinary shares to be offered pursuant to the combined prospectus. Pursuant to Rule 429 under the Securities Act, this registration statement also constitutes a post-effective amendment to the Initial Registration Statement and shall become effective concurrently with the effectiveness of this registration statement in accordance with Section 8(c) of the Securities Act.